LONG-TERM PAYABLES (Narrative) (Details)			1 Months Ended
	Nov. 07, 2016 CNY (¥)	Nov. 07, 2016 USD ($)	Jul. 31, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Sale Leaseback Transaction, Loss Recognized			¥ 215,400,000	¥ 51,100,000
Property Plant And Equipment Net					¥ 6,028,168,623	$ 906,041,907	¥ 4,738,681,353
Receivables Related To Sales Leaseback Transaction			¥ 600,000,000		150,000,000		¥ 0
Lessee, Finance Lease, Term of Contract			4 years	3 years
Sale Leaseback Transaction, Quarterly Rental Payments			¥ 600,000
Zhejiang Jinko Financial Leasing [Member]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 183,000,000	$ 26,400,000
Gain (Loss) on Disposition of Business	¥ 15,200,000	$ 2,200,000
Consideration Receivable Related To Disposal of Subsidiary					¥ 15,900,000	$ 2,000,000
Leased Machinery and Equipment [Member]
Property Plant And Equipment Net			¥ 815,400,000	¥ 201,100,000